UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21507
Wells Fargo Advantage Utilities & High Income Fund
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691
Date of fiscal year end: August 31, 2010
Date of reporting period: February 28, 2011

ITEM 1. REPORT TO SHAREHOLDERS

WELLS FARGO ADVANTAGE UTILITIES AND HIGH INCOME FUND
This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

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The views expressed are as of February 28, 2011. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Utilities and High Income Fund.
NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

2 Wells Fargo Advantage Utilities and High Income Fund	Letter to Shareholders
Dear Valued Shareholder:
We are pleased to provide you with this semi-annual report for the Wells Fargo Advantage Utilities and High Income Fund for the six-month period that ended February 28, 2011.
While the equity markets delivered strong six-month returns against the backdrop of a strengthening economy, the period was not without its share of macroeconomic challenges, domestic and international political uncertainty, and market volatility—once again highlighting the value of a well-diversified investment strategy. As always, we believe that following such a strategy may enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.
The economic recovery stayed on track.
The U.S. economic recovery that began in the summer of 2009 gained momentum, particularly toward the end of 2010. After expanding by an annual rate of 2.6% in the third quarter of 2010, gross domestic product accelerated to an annualized rate of 3.2% in the fourth quarter. Although the path of recovery has been uneven at times, and growth remains subpar compared with previous recoveries, the general consensus among economists is that the economy will likely avoid a double-dip recession and continue to expand, albeit slowly. We, however, think that persistent weakness in the labor and housing markets bears close watching in the months ahead.
Jobs and housing remained troublesome.
At the end of 2010, the unemployment rate stood at 9.4%—down from 9.9% a year earlier but still stubbornly high. The rate fell even further in January and February 2011 to 9.0% and 8.9%, respectively. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added only 1.1 million jobs for all of 2010, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization.
Other economic data was more encouraging, reflecting greater confidence in the recovery on the part of both consumers and businesses. Retail sales came in strong at certain points during the six-month period—including the critical holiday shopping season—while industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and technology. Core inflation, which excludes volatile food and energy prices, remained benign.
The Federal Reserve continued to do its part.
With inflation subdued, the Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. In its first statement of 2011, released on January 26, the Fed explained that the most recent economic data “confirms that the economic recovery is continuing, though at a rate that has been insufficient to bring about significant improvement in labor market conditions.” The statement noted that, while consumer and business spending has risen,

Letter to Shareholders	Wells Fargo Advantage Utilities and High Income Fund 3
activity remains constrained due to modest income growth, lower housing wealth, and tight credit. As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as needed to promote a more robust recovery.
The Fed also stated that it plans to proceed with other stimulus measures, including its second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011. The introduction of QE2 in November 2010 marked a turning point for equity markets in that it ushered in a favorable shift in investor sentiment. By and large, investors interpreted the plan as further evidence of the Fed’s commitment to stabilizing the rate of inflation and spurring economic growth.
The second half of 2010 was a solid year for equities.
QE2 was certainly not the only catalyst for equity markets during the period. Along with more upbeat economic data, better-than-expected corporate earnings played a role in driving stock prices higher. Throughout the past year, quarterly earnings per share for the majority of companies in the S&P 500 Index consistently exceeded Wall Street estimates. As 2010 drew to a close, the midterm congressional elections and the extension of the Bush-era tax cuts provided additional tailwinds, helping the markets finish the six-month period on a strong note.
The broad equity market indexes posted exceptionally strong returns during the period. The S&P 500 Index1 and the Dow Jones Industrial Average2 advanced 27.7% and 23.6%, respectively, and the tech-heavy NASDAQ Composite Index3 returned 32.4%. Within the fixed-income markets, the broad-based investment-grade BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index4 posted a -1.06% return, while the BofA Merrill Lynch High-Yield Master II Index5 returned 9.81%.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Dow Jones Industrial Average is a price-weighted index of 30 “blue-chip” industrial U.S. stocks. You cannot invest directly in an index.

3.	The NASDAQ Composite Index measures the market value of all domestic and foreign common stocks, representing a wide array of more than 5,000 companies, listed on the NASDAQ Stock Market. You cannot invest directly in an index.

4.	The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index tracks the performance of US dollar-denominated investment grade Government and Corporate public debt issued in the US Domestic bond market, including Mortgage Pass-Through securities but excluding Asset Backed securities. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum outstanding of $1 billion for US Treasuries and $150 million for all other securities. Bonds must be rated investment grade based on a composite of Moody’s and S&P. (NOTE: Index formerly named Merrill Lynch U.S. Domestic Master Index — name changed in 2006 or 2007 to be more descriptive). You cannot invest directly in an index.

5.	The BofA Merrill Lynch High Yield Master II Index is a market capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index.

4 Wells Fargo Advantage Utilities and High Income Fund	Letter to Shareholders
Diversification and fundamentally sound investments remain the focus of the Fund.
As always, the management teams of the Wells Fargo Advantage Utilities and High Income Fund remained focused on pursuing a high level of current income and moderate capital growth for investors. Throughout the period, the utility sleeve continued to be managed with a relatively modest weight to companies with direct natural gas exposure and companies that are selectively invested in telecommunications. In an effort to generate a good level of income, the portfolio managers remained focused on investment opportunities, such as preferred stocks, that are offering a higher level of income relative to comparable assets. Within the high-yield sleeve, the portfolio managers continued to position the Fund’s bond allocation defensively, with a focus on avoiding what they view as uncompensated risk. As an example, they have avoided overleveraged companies and have reduced the portfolio’s exposure to issues with greater interest-rate sensitivity.
Investors should keep a long-term perspective.
In our view, the equity markets’ dramatic rebound over the past two years from a severe downturn underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.
To help you build a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds® offers more than 120 mutual funds and other investments covering a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.
Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.
Sincerely,
/s/ Karla M. Rabusch

Karla M. Rabusch
President
Wells Fargo Advantage Funds

Notice of Annual Meeting of Shareholders	Wells Fargo Advantage Utilities and High Income Fund 5
Notice of Annual Meeting of Shareholders
Notice is hereby given that the Annual Meeting of Shareholders will be held on June 13, 2011 at 10 a.m. Pacific time, at the offices of Wells Fargo Advantage Funds®, 525 Market Street, 12th Floor, San Francisco, California 94105.
There are no items currently on the meeting agenda for shareholder consideration. Pursuant to a special meeting held on July 9, 2010, Fund shareholders have already elected Trustees through the 2011 annual shareholder meeting. To the extent necessary, shareholders will be able to transact such other business as may properly come before the meeting or any adjournment thereof.
Any Shareholder desiring to present a proposal for consideration at the 2011 annual meeting of Shareholders of the Fund to be included in the Fund’s proxy materials should submit such a timely proposal in writing to the Secretary, c/o Wells Fargo Advantage Utilities and High Income Fund, 525 Market Street, San Francisco, CA 94105 by the close of business on or before July 2, 2011.
Any Shareholder desiring to present a proposal for consideration at the 2011 annual meeting of Shareholders of the Fund that will not be included in the Fund’s proxy materials should submit such a timely proposal in writing to the Secretary, c/o Wells Fargo Advantage Utilities and High Income Fund, 525 Market Street, San Francisco, CA 94105 by the close of business on or before August 1, 2011, but no earlier than July 2, 2011.
Mere submission of a proposal does not guarantee inclusion of the proposal in the proxy statement or presentation of the proposal at the 2011 annual meeting since such inclusion and presentation are subject to various conditions and requirements, including those required by applicable law.

6 Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Corporate Bonds and Notes: 28.14%

Consumer Discretionary: 4.76%

Auto Components: 0.51%
$215,000	Cooper Tire & Rubber Company	7.63%	03/15/2027	$207,475
335,000	Goodyear Tire & Rubber Company	10.50	05/15/2016	381,900
				589,375

Automobiles: 0.21%
235,000	Ford Motor Credit Company	9.88	08/10/2011	242,759

Diversified Consumer Services: 0.96%
185,000	Carriage Services Incorporated	7.88	01/15/2015	187,775
75,000	Service Corporation International	6.75	04/01/2016	79,688
40,000	Service Corporation International	8.00	11/15/2021	43,800
465,000	Service Corporation International	7.50	04/01/2027	454,538
325,000	Stonemor Partners LP††	10.25	12/01/2017	340,438
				1,106,239

Hotels, Restaurants & Leisure: 0.86%
125,000	Ameristar Casinos Incorporated	9.25	06/01/2014	134,375
75,000	Burger King Corporation	9.88	10/15/2018	80,063
100,000	Chukchansi Economic Development Authority	3.94	11/15/2012	75,250
25,000	Citycenter Holdings LLC	7.63	01/15/2016	26,063
50,000	Citycenter Holdings LLC	11.50	01/15/2017	52,250
50,000	DineEquity Incorporated	9.50	10/30/2018	54,125
225,000	Greektown Superholdings	13.00	07/01/2015	255,375
60,000	Scientific Games Corporation	9.25	06/15/2019	65,850
120,000	Speedway Motorsports Incorporated	8.75	06/01/2016	131,850
25,000	Speedway Motorsports Incorporated	6.75	02/01/2019	25,375
75,000	Yonkers Racing Corporation	11.38	07/15/2016	84,188
				984,764

Household Durables: 0.01%
9,000	Sealy Mattress Corporation††	10.88	04/15/2016	10,215

Media: 1.99%
145,000	Cablevision Systems Corporation††	8.63	09/15/2017	162,400
605,000	CCH II Capital Corporation	13.50	11/30/2016	732,806
595,000	Charter Communications Incorporated Step Bondºº††	10.88	09/15/2014	668,631
115,000	DISH DBS Corporation	7.88	09/01/2019	124,631
50,000	Gray Television Incorporated	10.50	06/29/2015	53,125
25,000	Interactive Data Corporation	10.25	08/01/2018	28,000
25,000	Lamar Media Corporation Series C	9.75	04/01/2014	29,063
75,000	LIN Television Corporation††	8.38	04/15/2018	81,563
75,000	Nal Enter Holdings LLC	8.25	12/15/2017	80,625
200,000	Regal Cinemas Corporation	8.63	07/15/2019	214,500
96,000	Salem Communications Corporation	9.63	12/15/2016	105,360
				2,280,704

Specialty Retail: 0.02%
25,000	Rent-A-Center Incorporated	6.63	11/15/2020	24,688

Textiles, Apparel & Luxury Goods: 0.20%
200,000	Oxford Industries Incorporated	11.38	07/15/2015	225,000

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 7

Principal	Security Name	Interest Rate	Maturity Date	Value
Consumer Staples: 0.26%

Food Products: 0.26%
$50,000	Blue Merger Incorporated	7.63%	02/15/2019	$50,500
25,000	Darling International Incorporated	8.50	12/15/2018	26,969
181,000	Dole Food Company Incorporated	13.88	03/15/2014	221,499
				298,968

Energy: 4.31%

Energy Equipment & Services: 0.77%
110,000	Bristow Group Incorporated	7.50	09/15/2017	115,775
225,000	Gulfmark Offshore Incorporated	7.75	07/15/2014	228,375
260,000	Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	260,650
55,000	Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	56,444
200,000	PHI Incorporated	8.63	10/15/2018	209,500
10,000	Pride International Incorporated	8.50	06/15/2019	12,200
				882,944

Oil, Gas & Consumable Fuels: 3.54%
255,000	Chesapeake Energy Corporation	9.50	02/15/2015	316,200
45,000	Coffeyville Resources Energy Incorporated††	9.00	04/01/2015	49,050
100,000	Coffeyville Resources Energy Incorporated††	10.88	04/01/2017	113,250
20,000	Connacher Oil & Gas Limited††	11.75	07/15/2014	21,650
55,000	Connacher Oil & Gas Limited††	10.25	12/15/2015	58,163
165,000	Consol Energy Incorporated††	8.25	04/01/2020	181,913
25,000	Denbury Resources Incorporated	8.25	02/15/2020	27,813
25,000	Denbury Resources Incorporated	6.38	08/15/2021	25,250
75,000	El Paso Corporation	7.25	06/01/2018	84,831
45,000	El Paso Corporation	6.50	09/15/2020	47,911
100,000	El Paso Corporation	7.80	08/01/2031	105,803
90,000	El Paso Corporation	7.42	02/15/2037	89,177
250,000	Energy Transfer Equity LP	7.50	10/15/2020	270,938
100,000	Ferrellgas LP	9.13	10/01/2017	110,500
50,000	Ferrellgas LP	6.50	05/01/2021	48,750
65,000	Forest Oil Corporation	8.50	02/15/2014	72,313
95,000	Forest Oil Corporation	7.25	06/15/2019	98,325
220,000	Holly Corporation	9.88	06/15/2017	244,750
50,000	Inergy LP	6.88	08/01/2021	51,125
55,000	Newfield Exploration Company	6.88	02/01/2020	58,438
50,000	OPTI Canada Incorporated	8.25	12/15/2014	27,250
390,000	Peabody Energy Corporation	7.88	11/01/2026	436,800
10,000	Penn Virginia Corporation	10.38	06/15/2016	11,225
60,000	Petrohawk Energy Corporation	10.50	08/01/2014	69,000
95,000	Petrohawk Energy Corporation	7.88	06/01/2015	100,700
145,000	Pioneer Natural Resource Company	7.50	01/15/2020	162,805
325,000	Plains Exploration & Production Company	8.63	10/15/2019	363,188
25,000	Regency Energy Partners	6.88	12/01/2018	26,250
250,000	Sabine Pass LNG LP††	7.25	11/30/2013	253,750
125,000	Sabine Pass LNG LP	7.50	11/30/2016	126,563
90,000	Sandridge Energy Incorporated††	8.75	01/15/2020	97,200
49,000	Stallion Oilfield Holdings Incorporated††	10.50	02/15/2015	53,165
25,000	Suburban Propane Partners LP	7.38	03/15/2020	26,750
125,000	Tesoro Corporation	7.50	07/17/2012	128,750
90,000	Tesoro Corporation	9.75	06/01/2019	101,475
				4,061,021

8 Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Financials: 6.14%

Capital Markets: 0.32%
$68,000	E*TRADE Financial Corporation	12.50%	11/30/2017	$80,580
175,000	Nuveen Investments Incorporated	5.50	09/15/2015	153,125
125,000	Nuveen Investments Incorporated	10.50	11/15/2015	127,813

				361,518

Commercial Banks: 0.92%
215,000	CapitalSource Incorporated††	12.75	07/15/2014	258,000
781,417	Citigroup Incorporated	7.00	05/01/2013	797,046

				1,055,046

Consumer Finance: 2.78%
125,000	American General Finance Corporation	5.40	12/01/2015	113,125
50,000	American General Finance Corporation	5.75	09/15/2016	44,313
50,000	American General Finance Corporation	6.50	09/15/2017	44,250
125,000	American General Finance Corporation	6.90	12/15/2017	112,188
125,000	Calpine Construction Finance Corporation††	8.00	06/01/2016	135,625
130,000	Clearwire Communications Finance Corporation	12.00	12/01/2015	141,700
6,000	GMAC LLC	6.88	09/15/2011	6,135
146,000	GMAC LLC	6.88	08/28/2012	154,760
36,000	GMAC LLC	6.75	12/01/2014	38,520
144,801	Homer City Funding LLC	8.73	10/01/2026	132,493
75,000	International Lease Finance Corporation††	8.63	09/15/2015	84,563
140,000	International Lease Finance Corporation	4.75	01/13/2012	142,275
275,000	International Lease Finance Corporation	5.30	05/01/2012	280,088
50,000	International Lease Finance Corporation Series MTN	5.75	06/15/2011	50,275
420,000	JBS USA Finance Incorporated	11.63	05/01/2014	491,400
49,000	Nielsen Finance LLC Company	11.50	05/01/2016	57,698
125,000	Nielsen Finance LLC Company	7.75	10/15/2018	135,156
285,000	Sprint Capital Corporation	8.38	03/15/2012	302,456
120,000	Sprint Capital Corporation	6.90	05/01/2019	121,050
675,000	Sprint Capital Corporation	6.88	11/15/2028	608,344

				3,196,414

Diversified Financial Services: 1.15%
825,000	Ally Financial Incorporated††	8.30	02/12/2015	931,219
38,000	Dunkin Finance Corporation	9.63	12/01/2018	38,475
313,000	Leucadia National Corporation	8.13	09/15/2015	344,300

				1,313,994

Insurance: 0.23%
225,000	Emigrant Bancorp Incorporated(i)	6.25	06/15/2014	187,596
75,000	Hub International Holdings Incorporated	10.25	06/15/2015	78,000

				265,596

Real Estate Investment Trusts (REITs): 0.74%
565,000	Dupont Fabros Technology Incorporated	8.50	12/15/2017	622,913
30,000	Host Marriott Corporation	9.00	05/15/2017	33,675
100,000	Omega Healthcare Investors Incorporated	6.75	10/15/2022	101,000
90,000	Ventas Incorporated	9.00	05/01/2012	96,134

				853,722

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 9

Principal	Security Name	Interest Rate	Maturity Date	Value
Health Care: 1.20%

Health Care Equipment & Supplies: 0.20%
$60,000	Biomet Incorporated	10.38%	10/15/2017	$67,125
100,000	Biomet Incorporated	11.63	10/15/2017	112,750
50,000	Fresenius Medical Care Incorporated	5.75	02/15/2021	48,375

				228,250

Health Care Providers & Services: 0.88%
120,000	Apria Healthcare Group††	11.25	11/01/2014	129,900
100,000	Aviv Healthcare Properties LP	7.75	02/15/2019	104,250
400,000	HCA Incorporated	9.25	11/15/2016	432,000
129,000	HCA Incorporated	9.63	11/15/2016	139,965
25,000	Healthsouth Corporation	7.25	10/01/2018	25,938
25,000	Healthsouth Corporation	7.75	09/15/2022	26,031
50,000	Omnicare Incorporated	6.88	12/15/2015	51,625
100,000	Sabra Health Care Corporation	8.13	11/01/2018	105,500

				1,015,209

Life Sciences Tools & Services: 0.05%
50,000	Community Health Systems Incorporated Series WI	8.88	07/15/2015	53,000

Pharmaceuticals: 0.07%
25,000	Mylan Incorporated††	7.63	07/15/2017	27,469
25,000	Mylan Incorporated	7.88	07/15/2020	27,938
25,000	Mylan Incorporated	6.00	11/15/2018	25,594
				81,001

Industrials: 2.64%

Aerospace & Defense: 1.06%
225,000	Alliant Techsystems Incorporated	6.75	04/01/2016	232,313
50,000	Digitalglobe Incorporated	10.50	05/01/2014	56,813
55,000	Geoeye Incorporated††	9.63	10/01/2015	62,013
53,000	Hexcel Corporation	6.75	02/01/2015	54,391
130,000	Kratos Defense & Security††	10.00	06/01/2017	146,575
216,000	L-3 Communications Holdings Incorporated	5.88	01/15/2015	220,212
360,000	L-3 Communications Holdings Incorporated	6.38	10/15/2015	371,700
70,000	Wyle Services Corporation††	10.50	04/01/2018	72,450

				1,216,467

Commercial Services & Supplies: 0.85%
25,000	Brickman Group Holdings	9.13	11/01/2018	26,875
220,000	Casella Waste Systems Incorporated	11.00	07/15/2014	249,700
25,000	Casella Waste Systems Incorporated	7.75	02/15/2019	25,625
60,000	Corrections Corporation of America	6.25	03/15/2013	60,075
95,000	Corrections Corporation of America	7.75	06/01/2017	104,025
100,000	Geo Group Incorporated	7.75	10/15/2017	106,625
155,000	Iron Mountain Incorporated	8.38	08/15/2021	171,469
75,000	Kar Holdings Incorporated	4.30	05/01/2014	74,063
25,000	Kar Holdings Incorporated	10.00	05/01/2015	26,500
150,000	NCO Group Incorporated	11.88	11/15/2014	133,875

				978,832

Construction & Engineering: 0.18%
200,000	GCI Incorporated	7.25	02/15/2014	202,000

10 Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Industrial Conglomerates: 0.21%
$215,000	Otter Tail Corporation	9.00%	12/15/2016	$243,488

Machinery: 0.29%
55,000	Cleaver-Brooks Incorporated††	12.25	05/01/2016	59,125
50,000	Columbus Mckinnon Corporation	7.88	02/01/2019	51,750
181,050	Commercial Vehicle Group Incorporated††	11.00	02/15/2013	193,724
25,000	Titan International Incorporated	7.88	10/01/2017	26,750

				331,349

Road & Rail: 0.05%
50,000	RailAmerica Incorporated	9.25	07/01/2017	55,375

Information Technology: 2.05%

Communications Equipment: 0.25%
155,000	Lucent Technologies Incorporated	6.45	03/15/2029	134,850
160,000	Lucent Technologies Incorporated Series B	2.88	06/15/2025	155,600

				290,450

Computers & Peripherals: 0.16%
50,000	Seagate Technology HDD Holdings	6.80	10/01/2016	52,188
100,000	Seagate Technology HDD Holdings	7.75	12/15/2018	102,500
25,000	Seagate Technology HDD Holdings	6.88	05/01/2020	24,500

				179,188

Electronic Equipment & Instruments: 1.05%
105,000	Intcomex Incorporated††	13.25	12/15/2014	111,825
620,000	Jabil Circuit Incorporated	8.25	03/15/2018	705,250
160,000	Kemet Corporation††	10.50	05/01/2018	181,600
50,000	Sungard Data Systems Incorporated	7.38	11/15/2018	51,625
25,000	Sungard Data Systems Incorporated	7.63	11/15/2020	25,813
115,000	Viasystem Group Incorporated††	12.00	01/15/2015	130,238

				1,206,351

Internet Software & Services: 0.25%
95,000	Equinix Incorporated	8.13	03/01/2018	103,075
150,000	Terremark Worldwide Incorporated	12.00	06/15/2017	186,000

				289,075

IT Services: 0.34%
225,000	SunGard Data Systems Incorporated	10.25	08/15/2015	237,094
70,000	Unisys Corporation††	12.75	10/15/2014	82,775
55,000	Unisys Corporation††	14.25	09/15/2015	65,588

				385,457

Materials: 1.66%

Chemicals: 0.51%
140,000	Huntsman International LLC††	5.50	06/30/2016	138,250
75,000	LBI Escrow Corporation	8.00	11/01/2017	84,422
240,241	Lyondell Chemical Company	11.00	05/01/2018	275,677
50,000	Solutia Incorporated	7.88	03/15/2020	55,000
25,000	Vertellus Specialties	9.38	10/01/2015	26,891

				580,240

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 11

Principal	Security Name	Interest Rate	Maturity Date	Value
Construction Materials: 0.29%
$150,000	CPG International Incorporated	10.63%	09/01/2014	$162,375
145,000	Headwaters Incorporated	11.38	11/01/2014	170,375

				332,750

Containers & Packaging: 0.34%
280,000	Exopack Holding Corporation	11.25	02/01/2014	290,150
100,000	Graham Packaging Company Incorporated	9.88	10/15/2014	103,500

				393,650

Metals & Mining: 0.28%
295,000	Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	327,450

Paper & Forest Products: 0.24%
70,000	Clearwater Paper Corporation††	10.63	06/15/2016	79,975
38,000	Georgia-Pacific Corporation††	7.00	01/15/2015	39,330
125,000	Georgia-Pacific Corporation	8.88	05/15/2031	152,813

				272,118

Telecommunication Services: 2.74%

Diversified Telecommunication Services: 1.53%
475,000	Citizens Communications Company	7.88	01/15/2027	458,375
140,000	Frontier Communications Corporation	8.25	05/01/2014	157,325
60,000	Frontier Communications Corporation	8.13	10/01/2018	66,675
350,000	Qwest Corporation	8.88	03/15/2012	375,813
20,000	Qwest Corporation	7.63	08/03/2021	20,600
180,000	Qwest Corporation	7.50	06/15/2023	180,450
50,000	SBA Telecommunications Incorporated	8.00	08/15/2016	54,500
25,000	SBA Telecommunications Incorporated	8.25	08/15/2019	27,563
125,000	U.S. West Communications Incorporated	7.25	09/15/2025	131,875
265,000	Windstream Corporation	7.88	11/01/2017	287,856

				1,761,032

Wireless Telecommunication Services: 1.21%
75,000	Allbritton Communications Company	8.00	05/15/2018	78,563
50,000	CC Holdings GS V LLC	7.75	05/01/2017	55,188
150,000	Cricket Communications Incorporated Series I	7.75	05/15/2016	158,625
10,000	Crown Castle International Corporation	7.13	11/01/2019	10,638
276,000	Intelsat Subsidiary Holding Company Limited	8.50	01/15/2013	277,725
50,000	MetroPCS Communications Incorporated	7.88	09/01/2018	52,813
175,000	MetroPCS Communications Incorporated	6.63	11/15/2020	170,406
475,000	Sprint Nextel Corporation Series D	7.38	08/01/2015	476,188
100,000	Syniverse Holdings Incorporated	9.13	01/15/2019	108,000

				1,388,146

Utilities: 2.39%

Electric Utilities: 1.82%
794,000	Aquila Incorporated Step Bondºº	11.88	07/01/2012	890,130
46,751	Energy Future Holdings Corporation	12.00	11/01/2017	38,219
438,432	Mirant Mid-Atlantic LLC Series C	10.06	12/30/2028	495,429
200,000	NRG Energy Incorporated	7.38	02/01/2016	207,000
250,000	NRG Energy Incorporated	7.38	01/15/2017	263,438
185,000	NRG Energy Incorporated	8.50	06/15/2019	197,025

				2,091,241

12 Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

Principal	Security Name	Interest Rate	Maturity Date	Value
Gas Utilities: 0.05%
$50,000	AmeriGas Partners LP	6.50%	05/20/2021	$51,500

Independent Power Producers & Energy Traders: 0.52%
250,000	Calpine Construction Finance Corporation	7.25	10/15/2017	261,875
190,000	Dynegy Holding Incorporated	7.63	10/15/2026	126,350
108,798	Reliant Energy Incorporated	9.24	07/02/2017	116,414
10,000	Reliant Energy Incorporated	9.68	07/02/2026	10,700
50,000	RRI Energy Incorporated	7.63	06/15/2014	52,250
30,000	RRI Energy Incorporated	7.88	06/15/2017	30,075
				597,664

Total Corporate Bonds and Notes (Cost $29,791,786)				32,304,250

Yankee Corporate Bonds and Notes: 0.98%

Consumer Discretionary: 0.07%

Media: 0.07%
75,000	Videotron Limited	9.13	04/15/2018	84,188

Energy: 0.34%

Oil, Gas & Consumable Fuels: 0.34%
100,000	General Maritime Corporation	12.00	11/15/2017	91,750
321,000	Griffin Coal Mining Company Limited^^††	9.50	12/31/2049	272,048
60,000	OPTI Canada Incorporated	7.88	12/15/2014	32,700

				396,498

Financials: 0.25%

Capital Markets: 0.05%
50,000	FMC Finance III SA	6.88	07/15/2017	52,688

Consumer Finance: 0.11%
110,000	Wind Acquisition Finance SA††	11.75	07/15/2017	126,225

Diversified Financial Services: 0.09%
105,000	Ship Finance International Limited	8.50	12/15/2013	106,838

Materials: 0.29%

Metals & Mining: 0.16%
50,000	Novelis Incorporated	8.38	12/15/2017	55,125
50,000	Novelis Incorporated	8.75	12/15/2020	55,125
55,000	Teck Resources Limited	10.75	05/15/2019	70,857

				181,107

Paper & Forest Products: 0.13%
55,000	Sappi Limited††	6.75	06/15/2012	57,338
100,000	Sappi Limited††	7.50	06/15/2032	90,263

				147,601

Telecommunication Services: 0.03%

Diversified Telecommunication Services: 0.01%
5,000	Global Crossing Limited	12.00	09/15/2015	5,738

Wireless Telecommunication Services: 0.02%
20,000	Digicel Group Limited††	12.00	04/01/2014	23,450

Total Yankee Corporate Bonds and Notes (Cost $1,024,376)				1,124,333

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 13

Shares	Security Name	Value
Common Stocks: 69.61%

Consumer Discretionary: 1.07%

Media: 1.07%
47,900	Comcast Corporation Class A	$1,233,873

Energy: 5.64%

Oil, Gas & Consumable Fuels: 5.64%
9,200	Enbridge Incorporated	551,080
15,000	EQT Corporation	739,500
25,000	Southwestern Energy Company	987,000
100,000	Spectra Energy Corporation	2,675,000
50,000	The Williams Companies Incorporated	1,518,000

		6,470,580

Financials: 4.51%

Capital Markets: 0.50%
35,600	optionsXpress Holdings Incorporated	577,076

Consumer Finance: 4.01%
10,000	MasterCard Incorporated	2,405,600
30,000	Visa Incorporated Class A	2,191,500
		4,597,100

Industrials: 0.11%

Construction & Engineering: 0.11%
9,000	Ameresco Incorporated Class A	129,780

Information Technology: 0.18%

IT Services: 0.18%
15,000	Convergys Corporation	211,050

Telecommunication Services: 8.69%

Diversified Telecommunication Services: 2.22%
16,000	BCE Incorporated	593,920
40,000	Shenandoah Telecommunications Company(i)	700,000
100,000	Windstream Corporation	1,254,000
		2,547,920

Wireless Telecommunication Services: 6.47%
585,000	Portugal Telecom SGPS SA ADR	6,844,500
12,000	Vivo Participacoes SA ADR	441,720
5,000	Vodafone Group plc ADR	143,100
		7,429,320

Utilities: 49.41%

Electric Utilities: 27.37%
600	American Electric Power Company Incorporated	21,468
50,000	CenterPoint Energy Incorporated	793,000
500	CH Energy Group Incorporated	24,530
5,000	Chesapeake Midstream Partner LP	130,200
200	Chesapeake Utilities Corporation	8,168
10,000	China Hydroelectric Company ADR†	70,800
75,000	DPL Incorporated	1,951,500

14 Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

Shares	Security Name		Value
Electric Utilities (continued)
500	Duke Energy Corporation		$8,995
2,000	Edison International		74,240
1,000	Entergy Corporation		71,200
70,000	Exelon Corporation		2,923,200
25,000	FirstEnergy Corporation		957,500
150,000	Great Plains Energy Incorporated		2,880,000
200,000	Hawaiian Electric Industries Incorporated		4,830,000
36,000	ITC Holdings Corporation		2,467,800
5,000,000	Mirant Corporation Escrow(i)(a)†		0
70,000	Nextera Energy Incorporated		3,882,900
150,000	Northeast Utilities		5,106,000
1,000	NSTAR		45,150
75,000	NV Energy Incorporated		1,101,750
100	Pepco Holdings Incorporated		1,873
75,000	Portland General Electric Company		1,756,500
400	Progress Energy Incorporated		18,289
200	South Jersey Industries Incorporated		10,972
60,000	The Southern Company		2,286,600

			31,422,635

Gas Utilities: 8.24%
25,000	El Paso Corporation		465,000
500	MDU Resources Group Incorporated		10,735
40,000	National Fuel Gas Company		2,916,000
200	New Jersey Resources Corporation		8,366
100,000	Niska Gas Storage Partners		2,025,000
48,500	ONEOK Incorporated		4,032,775

			9,457,876

Independent Power Producers & Energy Traders: 2.71%
100,000	Constellation Energy Group Incorporated		3,107,000

Multi-Utilities: 6.29%
300	Dominion Resources Incorporated		13,689
96,000	PG&E Corporation		4,421,760
50,000	Public Service Enterprise Group Incorporated		1,635,000
19,900	Sempra Energy		1,059,277
1,500	Wisconsin Energy Corporation		88,800

			7,218,526

Water Utilities: 4.80%
50,000	American Water Works Company Incorporated		1,387,000
25,000	Middlesex Water Company		469,250
130,000	Pennichuck Corporation(i)		3,655,600

			5,511,850

Total Common Stocks (Cost $69,123,775)			79,914,586

Preferred Stocks: 11.60%

Utilities: 11.60%

Electric Utilities: 7.58%		Yield
50,000	Great Plains Energy Incorporated	4.62%	3,132,500
136,613	Interstate Power & Light Company	3.87	3,893,471
21,082	Union Electric Company	3.21	1,678,638

			8,704,609

Portfolio of Investments—February 28, 2011 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 15

Shares	Security Name	Yield		Value
Multi-Utilities: 4.02%
165,000	Scana Corporation	3.21%		$4,611,750

Total Preferred Stocks (Cost $12,828,379)				13,316,359

Warrants: 0.00%			Expiration Date

Electric Utilities: 0.00%
10,000	China Hydroelectric Company ADR†		01/25/2014	2,700

Total Warrants (Cost $12,000)				2,700

Investment Companies: 0.06%
3,152	Dreyfus High Yield Strategies Fund Incorporated			14,688
1,700	Eaton Vance Limited Duration Income Trust			26,826
2,603	New America High Income Fund Incorporated			26,707

Total Investment Companies (Cost $34,145)				68,221

Principal		Interest Rate	Maturity Date
Term Loans: 2.85%
$148,500	Blackstone Group LP	7.75	11/02/2014	151,470
233,117	Capital Automotive REIT	4.75	12/14/2012	241,859
125,000	CCM Merger Incorporated<	0.00	02/11/2017	126,563
274,038	Coinmach Corporation	3.30	11/20/2014	258,281
325,000	Fairpoint Communications Incorporated	6.50	01/22/2016	320,050
32,938	Federal Mogul Corporation	2.20	12/29/2014	31,837
16,805	Federal Mogul Corporation	2.20	12/28/2015	16,243
400,000	First Data Corporation	3.01	09/24/2014	377,820
71,815	Gray Television Incorporated	3.77	12/31/2014	71,495
124,484	Local TV Finance LLC	2.31	05/07/2013	121,475
96,320	Merisant Company (i)	7.50	01/08/2014	93,672
74,779	NCO Group Incorporated	7.50	11/15/2013	74,072
365,000	Newsday LLC	10.50	08/01/2013	386,674
23,684	Panolam Industries International	8.25	12/31/2013	21,612
94,763	Sugarhouse HSP Gaming Properties Limited Partnership	11.25	09/23/2014	96,263
1,046,269	TXU Energy Company LLC	3.77	10/10/2014	878,573

Total Term Loans (Cost $3,152,419)				3,267,959

Shares		Yield
Short-Term Investments: 5.91%
Investment Companies: 5.91%
6,786,861	Wells Fargo Advantage Cash Investment Money Market Fund(u)(l)##	0.12		6,786,861

Total Short-Term Investments (Cost $6,786,861)				6,786,861

Total Investments in Securities

(Cost $122,753,741)*	119.15%	136,785,269
Other Assets and Liabilities, Net	(19.15)	(21,983,808)

Total Net Assets	100.00%	$114,801,461

16 Wells Fargo Advantage Utilities and High Income Fund	Portfolio of Investments—February 28, 2011 (Unaudited)

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

ºº	The rate shown is the stated rate at the current period end.

^^	This security is currently in default with regards to scheduled interest and/or principal payments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

†	Non-income earning securities.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

<	All or a portion of the position represents an unfunded loan commitment.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

*	Cost for federal income tax purposes is $123,178,411 and net realized appreciation (depreciation) consist of:

Gross unrealized appreciation	$16,026,324
Gross unrealized depreciation	(2,419,466)

Net unrealized appreciation	$13,606,858
The following table shows the percent of total long-term investments by geographic location as of February 28, 2011:

United States	92.1%
Portugal	5.3%
Canada	1.2%
Bermuda	0.3%
Brazil	0.3%
Australia	0.2%
Cayman Islands	0.2%
Austria	0.1%
Luxembourg	0.1%
Marshalls Islands	0.1%
United Kingdom	0.1%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of February 28, 2011:

BBB	5.8%
BB	37.9%
B	48.1%
CCC	6.8%
CC	0.5%
D	0.7%
NR	0.2%

100.0%

The following table shows the percent of total bonds based on effective maturity as of February 28, 2011:

Less than 1 year	17.3%
1 to 3 year(s)	28.1%
3 to 5 years	27.4%
5 to 10 years	17.3%
10 to 20 years	8.8%
20 to 30 years	1.1%

100.0%

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—February 28, 2011 (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 17

Assets
Investments
In unaffiliated securities, at value	$129,998,408
In affiliated securities, at value	6,786,861

Total investments, at value (see cost below)	136,785,269
Foreign currency, at value (see cost below)	227,428
Receivable for securities sold	222,575
Dividends and interest receivable	1,429,349
Prepaid expenses and other assets	41,805

Total assets	138,706,426

Liabilities
Dividends payable	690,572
Payable for securities purchased	719,558
Written options, at value (premiums received $1,418)	1,750
Secured borrowing payable	22,001,755
Advisory fee payable	66,864
Due to other related parties	5,572
Accrued expenses and other liabilities	418,894

Total liabilities	23,904,965

Net assets	$114,801,461

NET ASSETS REPRESENTED BY
Paid-in capital	$151,146,485
Overdistributed net investment income	(1,701,446)
Accumulated net realized losses on investments	(48,703,548)
Net unrealized gains on investments	14,059,970

Total net assets	114,801,461

NET ASSETS VALUE PER SHARE
Based on $114,801,461 divided by 9,207,605 shares issued and outstanding (unlimited number of common shares authorized)	$12.47

Total investments, at cost	$122,753,741
Foreign currency, at cost	$224,386
The accompanying notes are an integral part of these financial statements.

18 Wells Fargo Advantage Utilities and High Income Fund	Statement of Operations—Six Months Ended February 28, 2011 (Unaudited)

Investment income
Dividends*	$2,408,469
Interest	1,668,661
Income from affiliated securities	6,566

Total investment income	4,083,696

Expenses
Advisory fee	395,625
Administration fee	32,969
Transfer agent fees	17,682
Trustees’ fees and expenses	1,877
Printing and postage expenses	36,300
Custodian and accounting fees	14,074
Professional fees	34,742
Commitment fee	33,183
Interest expense	135,180
Other	79,530

Total expenses	781,162

Net investment income	3,302,534

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,250,326
Written options	158

Net realized gains on investments	3,250,484

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,983,663
Written options	(332)

Net change in unrealized gains (losses) on investments	8,983,331

Net realized and unrealized gains (losses) on investments	12,233,815

Net increase in net assets resulting from operations	$15,536,349

* Net of foreign withholding taxes of	$154,866
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Utilities and High Income Fund 19

	Six Months Ended
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

Operations
Net investment income	$3,302,534	$5,346,993
Net realized gains on investments	3,250,484	761,910
Net change in unrealized gains (losses) on investments	8,983,331	2,877,761

Net increase in net assets resulting from operations	15,536,349	8,986,664

Distributions to shareholders from
Net investment income	(4,141,911)	(4,848,035)
Tax basis return of capital	0	(5,644,957)

Total distributions to shareholders	(4,141,911)	(10,492,992)

Capital share transactions
Net asset value of common shares issued under the Automatic Dividend Reinvestment Plan	162,439	1,064,214

Total increase (decrease) in net assets applicable to shareholders	11,556,877	(442,114)

Net assets
Beginning of period	103,244,584	103,686,698

End of period	$114,801,461	$103,244,584

Overdistributed net investment income	$(1,701,446)	$(765,075)

The accompanying notes are an integral part of these financial statements.

20 Wells Fargo Advantage Utilities and High Income Fund	Statement of Cash Flows—Six Months Ended February 28, 2011 (Unaudited)

Cash flows from operating activities:
Net increase in net assets resulting from operations	$15,536,349

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(36,410,624)
Proceeds from sales of securities	38,302,532
Paydowns	662,627
Amortization	(78,979)
Cost of written options	(3,728)
Premiums received from written options	3,886
Purchase of short-term investment securities, net	(195,023)
Decrease in dividends and interest receivable	361,734
Decrease in receivable for securities sold	649,493
Decrease in prepaid expenses and other assets	69
Increase in payable for securities purchased	211,160
Decrease in advisory fee payable	(1,596)
Decrease in due to other related parties	(133)
Increase in accrued expenses and other liabilities	95,129
Decrease in payable to custodian	(2,692,310)
Unrealized appreciation on investments	(8,983,331)
Net realized gains on written options	(158)
Net realized gains on securities in unaffiliated issuers	(3,250,326)

Net cash provided by operating activities	4,206,771

Cash flows from financing activities:
Cash distributions paid	(3,978,451)
Decrease in secured borrowing	(892)

Net cash used in financing activities	(3,979,343)

Net increase in cash	227,428

Cash (including foreign currency):
Beginning of period	0

End of period	$227,428

Supplemental cash disclosure:
Cash paid for interest	$135,180

Supplemental non-cash financing disclosure:
Reinvestment of dividends	$162,439

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Utilities and High Income Fund 21
(For a share outstanding throughout each period)

	Six Months Ended
	February 28, 2011	Year Ended August 31,
	(unaudited)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.23	$11.38	$17.50	$24.05	$23.16	$25.43
Income from investment operations
Net investment income[1]	0.36	0.59	0.97	2.49	2.81	4.07
Net realized and unrealized gains (losses) on investments	1.33	0.41	(5.29)	(4.18)	2.37	(0.51)
Distributions to preferred shareholders from
Net investment income	0.00	0.00	0.00	(0.33)	(0.30)	(0.39)
Net realized gains	0.00	0.00	0.00	0.00	(0.20)	(0.02)

Total from investment operations	1.69	1.00	(4.32)	(2.02)	4.68	3.15

Distributions to common shareholders from
Net investment income	(0.45)	(0.53)[1]	(1.00)[1]	(2.76)	(3.79)	(2.76)
Net realized gains	0.00	0.00	0.00	(1.77)	0.00	(2.67)
Tax basis return of capital	0.00	(0.62)[1]	(0.80)[1]	0.00	0.00	0.00

Total distributions to common shareholders	(0.45)	(1.15)	(1.80)	(4.53)	(3.79)	(5.43)

Offering costs charged to capital for
Preferred shares	0.00	0.00	0.00	0.00	0.00	0.01 [1,2]
Net asset value, end of period	$12.47	$11.23	$11.38	$17.50	$24.05	$23.16

Market value, end of period	$11.77	$11.23	$12.49	$21.02	$27.30	$23.50

Total return based on market value[3]	8.84%	(1.24)%	(30.46)%	(7.86)%	34.05%	35.89%

Ratios and supplemental data
Net assets of common shareholders, end of period (thousands)	$114,801	$103,245	$103,687	$156,384	$209,066	$195,955
Liquidation value of preferred shares, end of period (thousands)	NA	NA	NA	NA	$80,000	$80,000
Asset coverage ratio, end of period	NA	NA	NA	NA	360%	341%
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.42%	1.52%	2.25%	1.89%	1.42%	1.70%
Expenses excluding waivers/reimbursements and expense reductions	1.42%	2.25%	3.44%	1.92%	1.42%	1.70%
Expenses including waivers/reimbursements but excluding expense reductions and interest expense	1.17%	1.33%	1.55%	1.37%	1.20%	1.39%
Interest expense	0.25%	0.19%	0.70%	0.52%	0.22%	0.31%
Net investment income	6.00%	5.19%	8.75%	10.33%[4]	9.41%[4]	16.00%[4]
Portfolio turnover rate	64%	59%	137%	153%	117%	122%

1.	Calculated based on average common shares outstanding during the period.

2.	Amount represents a refund of certain preferred share offering expenses.

3.	Total return is calculated assuming a purchase of common stock on the first day and a sale on the last day of the period reporting. Dividends and distributions are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions or sales charges.

4.	The net investment income ratio reflects distributions paid to preferred shareholders.
The accompanying notes are an integral part of these financial statements.

22 Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)
1. ORGANIZATION
Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on February 4, 2004 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The primary investment objective of the Fund is to seek a high level of current income and moderate capital growth, with an emphasis on providing tax advantaged dividend income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Valuation Procedures.
Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 23
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.
The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Term loans
Each Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.
Options
The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered put or call options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

24 Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)
Credit default swaps
The Fund may be subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.
Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.
Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.
Dividend and interest income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 25
Distributions to shareholders
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
As of August 31, 2010 , the Fund had estimated net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $50,967,880 with $701,198 expiring in 2016, $22,831,103 expiring in 2017 and $27,435,579 expiring in 2018.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of February 28, 2011 the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Equity securities
Common stocks	$79,914,586	$0	$0	$79,914,586
Preferred stocks	13,316,359	0	0	13,316,359
Warrants	2,700	0	0	2,700
Investment companies	68,221	0	0	68,221
Corporate bonds and notes	0	31,681,702	622,548	32,304,250
Term loans	0	3,267,959	0	3,267,959
Yankee corporate bonds and notes	0	1,124,333	0	1,124,333
Short-term investments
Investment companies	6,786,861	0	0	6,786,861

Total	$100,088,727	$36,073,994	$622,548	$136,785,269
Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

26 Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)
As of February 28, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Other financial instruments	(Level 1)	(Level 2)	(Level 3)	Total
Written options	$0	$1,750	$0	$1,750
For the six months ended February 28, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Corporate bonds
and notes
Balance as of August 31, 2010	$0
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	0
Purchases	0
Sales	0
Transfers into Level 3	622,548
Transfers out of Level 3	0
Balance as of February 28, 2011	$622,548
Change in unrealized gains (losses) included in earnings relating to securities still held at February 28, 2011	$0
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Advisory fee
Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the adviser to the Fund and is paid an annual fee of 0.60% of the Fund’s average daily total assets. Total assets consist of the net assets of the Fund plus borrowings or other leverage for investment purposes. For the six months ended February 28, 2011, the advisory fee was equivalent to an annual rate of 0.72% of the Fund’s average daily net assets.
Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, and Crow Point Partners, LLC are each investment sub-advisers to the Fund and are each paid an annual fee of 0.20% of the Fund’s average daily total assets.
Administration fee
Funds Management also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. Funds Management is paid an annual administrative fee of 0.05% of the Fund’s average daily total assets. For the six months ended February 28, 2011, the administration fee was equivalent to an annual rate of 0.06% of the Fund’s average daily net assets.
5. CAPITAL SHARE TRANSACTIONS
The Fund has authorized an unlimited number of common shares with no par value. For the six months ended February 28, 2011 and the year ended August 31, 2010, the Fund issued 13,611 and 84,763 shares, respectively.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 27
6. BORROWINGS
The Fund had secured debt financing in April 2008 from a multi-seller commercial paper conduit administered by a major financial institution (the “Facility”) in order to redeem all of its outstanding Preferred Shares. The Facility was refinanced on April 26, 2010 with a new borrowing facility, administered by a different major financial institution, with a commitment amount of $25 million and a 364 day term (“Refinancing Facility”). As of February 28, 2011, the Fund had borrowed $22 million under the Refinancing Facility. The Fund’s borrowings under the Refinancing Facility are generally charged interest at a rate determined by the type of loan elected by the Fund. Under the Facility, the Fund had been generally charged interest at a rate based on the rates of the commercial paper notes issued or at LIBOR plus 9.5%. During the six months ended February 28, 2011, an effective interest rate of 1.22% was incurred on the borrowings. Interest expense of $135,180, representing 0.25% of the Fund’s average daily net assets, was incurred during the six months ended February 28, 2011. The Fund has pledged its assets to secure the borrowings and pays a commitment fee at an annual rate equal to (a) 0.30% as of any date upon which the loan balance exceeds 50% of the facility amount and (b) 0.50% as of any other date when the loan balance is less than 50% of the facility amount.
7. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations and short-term securities (securities with maturities of one year or less at purchase date), were $36,412,174 and $38,220,470, respectively, for the six months ended February 28, 2011.
As of February 28, 2011, the Fund had unfunded loan commitments of $90,168.
8. DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2011, the Fund entered into written options for hedging purposes.
During the six months ended February 28, 2011, the Fund had written option activities as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at August 31, 2010	0	$0
Options written	108	3,886
Options terminated in closing purchase transactions	(62)	(1,844)
Options exercised	(21)	(624)
Options outstanding at February 28, 2011	25	$1,418
Open call options written at February 28, 2011 were as follow for the Fund:

Expiration		Number of	Strike	Market	Premiums
Date	Issuer Name	Contracts	Price	Value	Received
April 2011	Comcast Corporation Class A	25	$26.00	$1,750	$1,418
The Fund had average premiums received on written options in the amount of $473 during the six months ended February 28, 2011.
The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
9. CONCENTRATION RISK
The Fund invests a substantial portion of its assets in the utilities industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund whose investments are not heavily weighted in any industry.

28 Wells Fargo Advantage Utilities and High Income Fund	Notes to Financial Statements (Unaudited)
10. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. SUBSEQUENT DISTRIBUTIONS
The Fund declared the following distributions to shareholders:

			Net Investment
Declaration Date	Record Date	Payable Date	Income
February 18, 2011	March 15, 2011	April 01, 2011	$0.075
March 18, 2011	April 13, 2011	May 02, 2011	$0.075
April 22, 2011	May 16, 2011	June 01, 2011	$0.075

These distributions are not reflected in the accompanying financial statements.

Other Information (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 29
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

30 Wells Fargo Advantage Utilities and High Income Fund	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Utilities and High Income Fund 31

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

32 Wells Fargo Advantage Utilities and High Income Fund	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

Automatic Divdend Reinvestment Plan	Wells Fargo Advantage Utilities and High Income Fund 33
AUTOMATIC DIVIDEND REINVESTMENT PLAN
All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in shares of common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value or market premium (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or by calling 1-800-730-6001.

34 Wells Fargo Advantage Utilities and High Income Fund	List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	—	Association of Bay Area Governments
ACB	—	Agricultural Credit Bank
ADR	—	American Depositary Receipt
ADS	—	American Depository Shares
AGC-ICC	—	Assured Guaranty Corporation — Insured Custody Certificates
AGM	—	Assured Guaranty Municipal
AMBAC	—	American Municipal Bond Assurance Corporation
AMT	—	Alternative Minimum Tax
ARM	—	Adjustable Rate Mortgages
AUD	—	Australian Dollar
BAN	—	Bond Anticipation Notes
BART	—	Bay Area Rapid Transit
BHAC	—	Berkshire Hathaway Assurance Corporation
BRL	—	Brazil Real
CAD	—	Canadian Dollar
CDA	—	Community Development Authority
CDO	—	Collateralized Debt Obligation
CDSC	—	Contingent Deferred Sales Charge
CGIC	—	Capital Guaranty Insurance Company
CGY	—	Capital Guaranty Corporation
CHF	—	Swiss Franc
CIFG	—	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	—	Certificate of Participation
CP	—	Commercial Paper
CR	—	Custody Receipts
CTF	—	Common Trust Fund
DEM	—	Deutsche Mark
DKK	—	Danish Krone
DRIVER	—	Derivative Inverse Tax-Exempt Receipts
DW&P	—	Department of Water & Power
DWR	—	Department of Water Resources
ECFA	—	Educational & Cultural Facilities Authority
EDFA	—	Economic Development Finance Authority
ETET	—	Eagle Tax-Exempt Trust
ETF	—	Exchange-Traded Fund
EUR	—	Euro
FFCB	—	Federal Farm Credit Bank
FGIC	—	Financial Guaranty Insurance Corporation
FHA	—	Federal Housing Authority
FHAG	—	Federal Housing Agency
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FRF	—	French Franc
FSA	—	Farm Service Agency
GBP	—	Great British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HCFR	—	Healthcare Facilities Revenue
HEFA	—	Health & Educational Facilities Authority
HEFAR	—	Higher Education Facilities Authority Revenue
HFA	—	Housing Finance Authority
HFFA	—	Health Facilities Financing Authority
HKD	—	Hong Kong Dollar
HUD	—	Housing & Urban Development
HUF	—	Hungarian Forint
IDA	—	Industrial Development Authority
IDAG	—	Industrial Development Agency
IDR	—	Industrial Development Revenue
IEP	—	Irish Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea Won
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LLP	—	Limited Liability Partnership
LOC	—	Letter of Credit
LP	—	Limited Partnership
MBIA	—	Municipal Bond Insurance Association
MFHR	—	Multi-Family Housing Revenue
MFMR	—	Multi-Family Mortgage Revenue
MMD	—	Municipal Market Data
MSTR	—	Municipal Securities Trust Receipts
MTN	—	Medium Term Note
MUD	—	Municipal Utility District
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NATL-RE	—	National Public Finance Guarantee Corporation
NLG	—	Netherlands Guilder
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PCFA	—	Pollution Control Finance Authority
PCR	—	Pollution Control Revenue
PFA	—	Public Finance Authority
PFFA	—	Public Facilities Financing Authority
PFOTER	—	Puttable Floating Option Tax-Exempt Receipts
plc	—	Public Limited Company
PLN	—	Polish Zloty
PSFG	—	Public School Fund Guaranty
PUTTER	—	Puttable Tax-Exempt Receipts
R&D	—	Research & Development
RDA	—	Redevelopment Authority
RDFA	—	Redevelopment Finance Authority
REITS	—	Real Estate Investment Trusts
ROC	—	Reset Option Certificates
SEK	—	Swedish Krona
SFHR	—	Single Family Housing Revenue
SFMR	—	Single Family Mortgage Revenue
SGD	—	Singapore Dollar
SKK	—	Slovakian Koruna
SLMA	—	Student Loan Marketing Association
SPDR	—	Standard & Poor’s Depositary Receipts
STIT	—	Short-Term Investment Trust
STRIPS	—	Separately Traded Registered Interest and Principal Securities
TAN	—	Tax Anticipation Notes
TBA	—	To Be Announced
TRAN	—	Tax Revenue Anticipation Notes
TCR	—	Transferable Custody Receipts
TRY	—	Turkish Lira
TTFA	—	Transportation Trust Fund Authority
USD	—	Unified School District
XLCA	—	XL Capital Assurance
ZAR	—	South African Rand

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ITEM 2.	CODE OF ETHICS
Not required in this filing

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT
Not required in this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not required in this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS
Not required in this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities & High Income Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS
(a)(1) Not required in this filing.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities & High Income Fund
By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date:	April 28, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President
Date: April 28, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer
Date: April 28, 2011